Components of other comprehensive (loss) income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Derivative financial instruments:
Reclassification of call options and forwards during the year to profit or loss (Note 4)				$ (455,009)
Net gain (loss) on cash flow hedges	$ (87,609)	$ (1,747,686)	$ 263,495	(283,691)
Jet fuel Asian call options contracts
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		(11,993)	11,148	227,509
Net gain (loss) on cash flow hedges		(11,993)	11,148	(174,984)
Jet fuel Zero cost collars
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		(143,224)	256,515	(122,948)
Net gain (loss) on cash flow hedges		(143,224)	256,515	(122,948)
Foreign currency forward contract
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax			(14,241)	$ 66,757
Interest rate Cap
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		(900)	(4,023)
Net gain (loss) on cash flow hedges		(900)	(4,023)
Non derivative financial instruments
Derivative financial instruments:
Gains (losses) on cash flow hedges, before tax		$ (1,591,569)	$ 14,096